Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 103,812	$ 47,305
Prepaid expenses and other current assets	849	596
Total current assets	104,661	47,901
Property and equipment, net	510	311
Total assets	105,171	48,212
Current liabilities
Accounts payable	4,184	2,605
Accrued expenses	7,520	2,853
Warrant liability		167
Total current liabilities	11,704	5,625
Other non-current liabilities	79
Total liabilities	11,783	5,625
Commitments and contingencies
Stockholders’ equity (deficit)
Common stock, $0.0001 par value, 120,000,000 shares and 73,000,000 shares authorized as of December 31, 2017 and December 31, 2016, respectively; 28,420,511 and 1,504,947 shares issued as of December 31, 2017 and December 31, 2016, respectively; 28,393,845 and 1,478,281 shares outstanding as of December 31, 2017 and December 31, 2016, respectively	3
Treasury stock, 26,666 shares	(8)	(8)
Additional paid-in capital	222,511
Accumulated deficit	(129,118)	(64,985)
Total stockholders’ equity (deficit)	93,388	(64,993)
Total liabilities, mezzanine equity and equity	$ 105,171	48,212
Series C Redeemable Convertible Preferred Stock
Mezzanine equity
Redeemable convertible preferred stock		51,424
Series B Redeemable Convertible Preferred Stock
Mezzanine equity
Redeemable convertible preferred stock		40,355
Series A Redeemable Convertible Preferred Stock
Mezzanine equity
Redeemable convertible preferred stock		14,431
Series 1 Redeemable Convertible Preferred Stock
Mezzanine equity
Redeemable convertible preferred stock		$ 1,370